ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($)	Jun. 26, 2021	Jun. 27, 2020
Total Accounts Payable and Accrued Liabilities	$ 15,678,281	$ 19,743,193
Accounts Payable and Accrued Liabilities [Member]
Accounts Payable	35,064,380	55,658,731
Accrued Liabilities	11,470,700	10,513,204
Other Accrued Liabilities	10,603,703	10,455,783
Total Accounts Payable and Accrued Liabilities	$ 57,138,783	$ 76,627,718